Consolidated Balance Sheet	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 559,158
Inventory	97,636
Prepaid expenses and other current assets	539,592
Deferred offering cost	297,437
Total current assets	1,493,823
Property and equipment, net	9,595
Construction-in-progress	452,405
Deposits	3,178
Intangible assets	189,956
Operating lease right-of-use asset	158,451
Total assets	2,307,408
Current liabilities:
Accounts payable	436,011
Accrued expenses and other current liabilities	116,825
Lease liability, current portion	36,449
Total current liabilities	589,285
Lease liability, net of current portion	122,002
Total liabilities	711,287
Shareholders’ equity
Preferred shares, no par value - unlimited authorized, 0 shares issued and outstanding
Common shares, no par value - unlimited authorized, 5,804,254 shares issued and outstanding	4,357,943
Additional paid-in capital	195,501
Accumulated deficit	(2,921,325)
Accumulated other comprehensive loss	(35,998)
Total shareholders’ equity	1,596,121
Total liabilities and shareholders’ equity	$ 2,307,408